Derivative Financial Instruments (Derivatives And Hedging-Overall-Subsequent Measurement) (Details) - Not Designated as Hedging Instrument [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (84,745)	$ 69,065	$ (27,770)
Sales [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(72,562)	85,012	(56,338)
Cost of Sales [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	(1,931)	(15,947)	25,566
Operating Expenses [Member] | Commodity Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	0	0	3,002
Other Operating Income (Expense) [Member] | Energy Related Derivative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative, Gain (Loss) on Derivative, Net	$ (10,252)	$ 0	$ 0